LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2018	Aug. 31, 2014
Liabilities for assets acquisitions
Assets acquisition	R$ 37,104	R$ 78,345
Business combination transaction	465,124	463,270
Liabilities for assets acquisitions and Business combination transaction	502,228	541,615
Total current liabilities	101,515	94,414
Total non-current liabilities	400,713	447,201
VFFIP
Liabilities for assets acquisitions
Business combination transaction	423,403	420,737
Consideration paid				R$ 528,941
Cash transferred				R$ 44,998
Facepa
Liabilities for assets acquisitions
Business combination transaction	41,721	42,533
Consideration paid			R$ 307,876
Cash transferred			R$ 267,876
Lands and forests | Real estate receivables certificates
Liabilities for assets acquisitions
Assets acquisition	R$ 37,104	R$ 78,345